Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Capital Stock
Schedule of temporary equity

Capital stock as of December 31 is as follows:

	2025		2024
	Number of	APIC	Number of	APIC
	shares	Amount	shares	Amount
Forge Nano, Inc. - Preferred stock:
Series A - $0.0001 par value (voting) - Authorized - 858,410 shares	858,410	$31,235	858,410	$31,235
Series B - $0.0001 par value (voting) - Authorized – 130,939 shares	130,939	7,070	130,939	7,070
Series C - $0.0001 par value (voting) - Authorized - 942,500 shares	687,179	50,042	687,179	50,042
Series D - $0.0001 par value (voting) - Authorized - 527,688 shares	248,820	48,191	—	—
Total	1,925,348	$136,538	1,676,528	$88,347